Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory, Net [Abstract]
INVENTORIES

NOTE 5—INVENTORIES

At September 30, 2019 and December 31, 2018, the inventory balances are composed of:

	September 30, 2019	December 31, 2018
Machinery and Equipment	$189,452	$427,551
Parts	155,252	159,685
Appliances	1,979,773	-
Furniture	303,845	-
Other	41,941	-
Subtotal	2,670,263	587,236
Allowance for inventory obsolescence	(99,546)	(99,546)
Inventories, net	$2,570,717	$487,690

Following is a summary of transactions in the allowance for inventory obsolescence:

	September 30, 2019	December 31, 2018
Balance at beginning of period	$99,546	$70,000
Provisions for obsolescence	-	48,000
Write-down in inventory value	-	(18,454)
Balance at end of period	$99,546	$99,546

Inventory and accounts receivable are pledged to secure a loan from Burnley, SBCC and Home State Bank described and defined in the notes below.

NOTE 4—INVENTORIES

At December 31, 2018 and 2017, the inventory balances are composed of:

	2018	2017
Machinery & Equipment	$427,551	$715,483
Parts	159,685	191,088
Subtotal	587,236	906,571
Allowance for inventory obsolescence	(99,546)	(70,000)
Inventory, net	$487,690	$836,571

Following is a summary of transactions in the allowance for inventory obsolescence for the years-ended December 31, 2018 and 2017:

	2018	2017
Balance at beginning of period	$70,000	$-
Provisions for obsolescence	48,000	70,000
Write-down in inventory value	(18,454)	-
Balance at end of period	$99,546	$70,000

At December 31, 2018, $108,124 of Machinery and Equipment inventory was pledged to secure floor plan loans. The remaining inventory is pledged to secure a loan from Home State Bank and a capital lease from Utica.